Schedule H, Line 4i - Schedule of Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	56-1421916
Plan number	001
Notes receivable from participants	$ 3,254,429
EBP, Asset Held for Investment	187,001,142
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	158,225,516
Investment, Identifier [Axis]: Common Collective Trust Fund | Principal Global Investors Trust Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 5,319,786
Number of shares/units | shares	175,535.155
Investment, Identifier [Axis]: Common Stock | First Bancorp
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 14,539,556
Number of shares/units | shares	286,216.936
Investment, Identifier [Axis]: Money Market Fund | Fidelity
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount	$ 5,661,854.71
Total investments	5,661,855
Investment, Identifier [Axis]: Mutual Funds | 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 15,992,395
Number of shares/units | shares	67,274.085
Investment, Identifier [Axis]: Mutual Funds | Blue Chip Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 27,253,542
Number of shares/units | shares	616,038.479
Investment, Identifier [Axis]: Mutual Funds | Emerging Markets Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,749,756
Number of shares/units | shares	98,300.816
Investment, Identifier [Axis]: Mutual Funds | Equity-Income Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 10,947,286
Number of shares/units | shares	117,826.783
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,503,418
Number of shares/units | shares	99,564.094
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,664,098
Number of shares/units | shares	98,700.92
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 5,697,840
Number of shares/units | shares	280,267.596
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 6,867,008
Number of shares/units | shares	303,715.52
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 9,585,382
Number of shares/units | shares	360,081.951
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 11,548,532
Number of shares/units | shares	400,573.442
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 12,098,608
Number of shares/units | shares	392,302.478
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 8,797,261
Number of shares/units | shares	284,608.882
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 2,216,615
Number of shares/units | shares	87,096.862
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 2,447,121
Number of shares/units | shares	113,450.2
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,254,317
Number of shares/units | shares	71,839.484
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Fund 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 90,225
Number of shares/units | shares	7,311.622
Investment, Identifier [Axis]: Mutual Funds | Freedom Index Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 207,227
Number of shares/units | shares	16,779.487
Investment, Identifier [Axis]: Mutual Funds | Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,973,595
Number of shares/units | shares	105,766.066
Investment, Identifier [Axis]: Mutual Funds | Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 3,696,184
Number of shares/units | shares	287,640.785
Investment, Identifier [Axis]: Mutual Funds | Mid Cap Growth Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 6,087,354
Number of shares/units | shares	85,761.542
Investment, Identifier [Axis]: Mutual Funds | Mid-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 3,845,420
Number of shares/units | shares	104,127.274
Investment, Identifier [Axis]: Mutual Funds | Mid-Cap Value R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 3,432,152
Number of shares/units | shares	109,828.874
Investment, Identifier [Axis]: Mutual Funds | Overseas Stock Fund I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 4,868,157
Number of shares/units | shares	300,874.943
Investment, Identifier [Axis]: Mutual Funds | Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 3,580,541
Number of shares/units | shares	115,762.714
Investment, Identifier [Axis]: Mutual Funds | U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 3,477,094
Number of shares/units | shares	329,270.266
Investment, Identifier [Axis]: Mutual Funds | Wellington Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 7,344,388
Number of shares/units | shares	95,146.89
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate (as a percent)	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate (as a percent)	9.50%